Subsequent Events Considerations - Additional Information (Detail) - Subsequent Event [Member]	Jan. 31, 2018 ft²
Subsequent Event [Line Items]
Lease commitment initial term	10 years
Maximum [Member]
Subsequent Event [Line Items]
Initial commitment space	113,000